Nature Of Business And Significant Accounting Policies (Schedule Of Corrections Of Errors-Stockholders' Equity) (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Stockholders' equity	$ 46,238,691	$ 34,377,809	[1]	$ 34,993,405	[1]	$ 84,337,100	$ 59,720,993
As Reported [Member]
Stockholders' equity		33,693,348		34,092,166
Adjustment [Member]
Stockholders' equity		684,461		901,239
Accumulated Deficit [Member]
Stockholders' equity	(37,959,620)	(36,527,990)	[1]	(35,173,174)	[1]	(31,117,094)	(27,276,993)
Accumulated Deficit [Member] | As Reported [Member]
Stockholders' equity		(37,138,583)		(34,365,806)
Accumulated Deficit [Member] | Adjustment [Member]
Stockholders' equity		610,593		(807,368)
Temporary Equity [Member]
Stockholders' equity	46,203,152	37,143,165	[1]	37,225,936	[1]
Temporary Equity [Member] | As Reported [Member]
Stockholders' equity		36,995,430		37,511,642
Temporary Equity [Member] | Adjustment [Member]
Stockholders' equity		147,735		(285,706)
Noncontrolling Interests [Member]
Stockholders' equity	10,590,655	10,807,977	[1]	10,982,559	[1]	7,150,032	84,502
Noncontrolling Interests [Member] | As Reported [Member]
Stockholders' equity		10,734,109		11,125,411
Noncontrolling Interests [Member] | Adjustment [Member]
Stockholders' equity		$ 73,868		$ (142,852)

[1]	Restated